Income Taxes - Tax (charge) credit relating to components of other comprehensive income (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other comprehensive loss, Before Tax
Remeasurement of post-employment benefit obligations	$ (344,313)	$ (247,092)	$ (97,086)
Remeasurement of post-employment benefit obligations of assets held for sale		(3,445)
Exchange differences on translating foreign operations	133,522	(98,422)	(859,032)
Derivative financial instruments cash flow hedges, Before Tax	(1,370,145)	(1,521,912)	174,532
Warrants exercisable for common stock of UHI	(21,899,164)	257,306	(1,347,698)
Opend Ended Fund, Before Tax	(904,423)	(351,202)	215,957
Other equity instruments, Before Tax	(353,496)	(794,624)	603,766
Other financial assets, Before Tax		111	(111)
Share of loss of associates and joint ventures, Before Tax	(61,033)	(236,159)	(47,313)
Other comprehensive loss before income taxes	(24,799,052)	(2,995,439)	(1,356,985)
Other comprehensive loss, Tax (Charge) Credit
Remeasurement of post-employment benefit obligations, Tax (Charge) Credit	103,294	74,128	230,623
Remeasurement of post-employment benefit obligations of assets held for sale, Tax (Charge) Credit		1,033
Exchange differences on translating foreign operations, Tax (Charge) Credit	408,221	(101,323)	(587)
Derivative financial instruments cash flow hedges, Tax (Charge) Credit	411,044	456,574	(52,359)
Warrants exercisable for common stock of UHI, Tax (Charge) Credit	6,639,400	(77,192)	404,309
Open Ended Fund, Tax (Charge) Credit	268,906	112,590	(64,787)
Other equity instruments, Tax (Charge) Credit	106,049	238,387	(181,130)
Other financial assets, Tax (Charge) Credit		(33)	33
Other comprehensive income, Tax (Charge) Credit	7,936,914	704,164	336,102
Current tax	408,221	(449,933)	(587)
Deferred tax	7,528,693	1,154,097	336,689
Other comprehensive loss, After Tax
Remeasurement of post-employment benefit obligations, After Tax	(241,019)	(172,964)	133,537
Remeasurement of post-employment benefit obligations of assets held for sale, after tax		(2,412)
Exchange differences on translating foreign operations, After Tax	541,743	(199,745)	(859,619)
Derivative financial instruments cash flow hedges, After Tax	(959,101)	(1,065,338)	122,173
Warrants exercisable for common stock of UHI, After Tax	(15,259,764)	180,114	(943,389)
Open Ended Fund, After Tax	(635,517)	(238,612)	151,170
Other equity instruments, After Tax	(247,447)	(556,237)	422,636
Other financial assets, After Tax		78	(78)
Share of loss of associates and joint ventures, After Tax	(61,033)	(236,159)	(47,313)
Total other comprehensive income	(16,862,138)	(2,291,275)	(1,020,883)
Deferred income tax liability related to associates and joint ventures	$ 44,820	$ 1,029,209
Deferred Tax Expense (Income) Relating to Remeasurement of Post Employment Benefit Obligations			$ 201,497